Annual Total Returns - Franklin Virginia Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF2-21 - Franklin Virginia Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	0.62%
Annual Return 2011	10.81%
Annual Return 2012	6.80%
Annual Return 2013	(5.81%)
Annual Return 2014	9.12%
Annual Return 2015	1.76%
Annual Return 2016	1.78%
Annual Return 2017	1.51%
Annual Return 2018	1.22%
Annual Return 2019	5.75%